GOODWILL	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2015 were as follows:

Balance as of January 1, 2014	$227,434
Gain of control in Sapiens and new acquisitions (see Note 1)	220,548
Deconsolidation of Magic and accounting for the remaining investment under equity method (see Note 1)	(62,040)
Negative goodwill write-off	831
Foreign currency translation adjustments	(13,543)

Balance as of December 31, 2014	$373,230

Deconsolidation of Sapiens and accounting for the remaining investment under equity method (see Note 1)	(219,369)
Adjustments due to purchase price allocation	455
Adjustments to negative goodwill write-off	(455)
Gain of control in subsidiaries and new acquisitions	9,039
Foreign currency translation adjustments	(727)

Balance as of December 31, 2015	$162,173

The Company performed annual impairment tests during the fourth quarter of 2015 and did not identify any impairment losses (See Note 2n).